Annual Total Returns - iShares Russell 2000 Small-Cap Index Fund (Investor P Shares) [BarChart] - Investor P - iShares Russell 2000 Small-Cap Index Fund - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.73%)
Annual Return 2012	15.81%
Annual Return 2013	38.79%
Annual Return 2014	4.55%
Annual Return 2015	(4.67%)
Annual Return 2016	21.03%
Annual Return 2017	14.27%
Annual Return 2018	(11.19%)
Annual Return 2019	25.25%
Annual Return 2020	19.65%